Intangible Assets, Net - Schedule of Intangible Assets Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite Lived Intangible Assets [Line Items]
Net carrying value	$ 77,679	$ 122,579
Computer Software
Finite Lived Intangible Assets [Line Items]
Gross value	14,525	10,928
Less: accumulated amortization	4,218	2,774
Less: impairment provision	105	0
Net carrying value	10,202	8,154
IPR&D
Finite Lived Intangible Assets [Line Items]
Gross value	118,689	114,425
Less: impairment provision	51,212	0
Net carrying value	$ 67,477	$ 114,425